Gladstone Alternative Income Fund	Schedule of Investments

December 31, 2025 (Unaudited)

Equity Investments - 11.72%	Shares	Value
Food & Tobacco
Dutch Gold Honey (Common Stock)(a)(b)(c)	100,000	$412,619
Other Accounting Services
Flexible Technology Solutions (Preferred Stock)(a)(b)(c)	2,500	250,000
Electronics
Nielsen-Kellerman (Preferred Stock Series A)(a)(b)(d)	3	3,229
Nielsen-Kellerman (Preferred Stock Series B)(a)(b)(d)	628	552,077
Aerospace & Defense
Detroit Defense (Preferred Stock)(a)(b)(d)	1,039	750,839
Business/Consumer Services
Smart Chemical Solutions (Preferred Stock Series A)(a)(b)(d)	3	2,624
Smart Chemical Solutions (Preferred Stock Series B)(a)(b)(d)	614	480,396
Diversified/Conglomerate Manufacturing
Viron International (Common Stock)(a)(b)(c)	50	0
Total Equity Investments (Cost $2,638,543)		$2,451,784

Debt Investments - 66.93%	Rate	Maturity Date	Principal Amount	Value
Food & Tobacco
Dutch Gold Honey (Secured Second Lien Debt)(b)(c)	Term SOFR + 7.5%, 2% Floor	8/4/2030	$2,000,000	$2,004,552
Other Accounting Services
Flexible Technology Solutions (Secured Second Lien Debt)(b)(c)	11.5%	3/31/2031	1,000,000	1,000,000
Electronics
Nielsen-Kellerman (Secured First Lien Debt)(b)(d)	Term SOFR + 8.5%, 13.5% Floor	12/19/2029	1,368,858	1,396,236
Aerospace & Defense
Detroit Defense (Secured First Lien Debt)(b)(d)	Term SOFR + 9%; 13% Floor	12/31/2029	3,661,466	3,661,466
Business/Consumer Services
Smart Chemical Solutions (Secured First Lien Debt)(b)(d)	Term SOFR + 9%; 13.5% Floor	5/15/2030	1,589,823	1,602,411
Healthcare, Education & Childcare
Vet's Choice Radiology (Secured First Lien Debt)(b)(c)	Term SOFR + 8%, 10% Floor	12/17/2027	2,250,000	2,295,000
Diversified/Conglomerate Manufacturing
Viron International (Secured First Lien Debt)(b)(c)	Term SOFR + 7%	2/7/2030	2,042,500	2,039,402
Total Debt Investments (Cost $13,912,647)				$13,999,067

United States Treasury Obligations - 43.02%	Rate	Maturity Date	Principal Amount	Value
United States Treasury Bill(e)	0.56%	1/2/2026	$9,000,000	$8,998,380
Total United States Treasury Obligations (Cost $8,999,155)				$8,998,380

Investments, at fair value				$25,449,231

Short Term Security - 14.68%	7 Day Yield	Shares	Value
MSILF Government Portfolio(f)	3.84%	3,071,939	$3,071,939
Total Short Term Security Cost ($3,071,939)			$3,071,939

Total Investments - 136.35%; Cost ($28,622,284)			$28,521,170
Liabilities in Excess of Other Assets (36.35%)			(7,603,141)
Net Assets - 100.00%			$20,918,029

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

Reference Rates:

30D US SOFR - 30 Day SOFR as of December 31, 2025 was 3.79%

See Notes to Schedule of Investments.

Gladstone Alternative Income Fund	Schedule of Investments

December 31, 2025 (Unaudited)

(a)	Non-income producing security.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(c)	One of our affiliated funds, Gladstone Capital Corporation, co-invested with us in this portfolio company pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission.
(d)	One of our affiliated funds, Gladstone Investment Corporation, co-invested with us in this portfolio company pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission.
(e)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.
(f)	The rate shown is the annualized 7-day yield as of December 31, 2025.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Acquisition Date	Maturity Date	Amount Borrowed	Amount Payable
UMB	4.51%	12/29/2025	01/02/2026	$8,100,000	$8,102,030

See Notes to Schedule of Investments.

Gladstone Alternative Income Fund	Notes to Schedule of Investments

December 31, 2025 (Unaudited)

INVESTMENTS

Fair Value Measurements

In accordance with ASC 820, the fair value of the Fund's investments are determined to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between willing market participants on the measurement date. This fair value definition focuses on exit price in the principal, or most advantageous, market and prioritizes, within a measurement of fair value, the use of market-based inputs over entity-specific inputs. ASC 820 also establishes the following three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of a financial instrument as of the measurement date.

●	Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical financial instruments in active markets;

●	Level 2 – inputs to the valuation methodology include quoted prices for similar financial instruments in active or inactive markets, and inputs that are observable for the financial instrument, either directly or indirectly, for substantially the full term of the financial instrument. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists, or instances where prices vary substantially over time or among brokered market makers; and

●	Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement. Unobservable inputs are those inputs that reflect assumptions that market participants would use when pricing the financial instrument and can include the Valuation Team’s assumptions based upon the best available information.

When a determination is made to classify an investment within Level 3 of the valuation hierarchy, such determination is based upon the significance of the unobservable factors to the overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable, or Level 3, inputs, observable inputs (or components that are actively quoted and can be validated to external sources). The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2025:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Investments	$–	$–	$13,999,067	$13,999,067
Equity Investments	–	–	2,451,784	2,451,784
Short Term Security	3,071,939	–	–	3,071,939
United States Treasury Obligations	–	8,998,380	–	8,998,380
Total	$3,071,939	$8,998,380	$16,450,851	$28,521,170
Other Financial Instruments
Reverse Repurchase Agreements	$–	$8,100,000	$–	$8,100,000
Total	$–	$8,100,000	$–	$8,100,000